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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.      Name and address of issuer:
                    New USA Mutual Funds, Inc.
                    12655 Beatrice St.
                    Los Angeles, CA 90066

2.      Name of each series or class of funds for which this notice is filed:
                    New USA Growth Fund

3.      Investment Company Act File Number:  811-6159
        Securities Act File Number:  33-44905

4.      Last day of fiscal year for which this notice is filed:  May 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2's declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    Number: 0                        Amount: $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                    Number: 0                        Amount: $0

9. Number and aggregate sale price of securities sold during the fiscal year:

                    Number: 390,714         Amount: $5,005,727

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                    Number: 390,714         Amount: $5,005,727


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11.     Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                    Number: 568,727         Amount: $6,670,861

12.     Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                    $                       5,005,727

        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans from Item 11, (if applicable):

                    +                       6,670,861

        (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                    -                      37,017,158

        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                    +                               0

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                    (ii), less line (iii), plus line (iv)] (if applicable):

                                          (25,340,570)

        (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                    x                               1/3,300

        (vii)       Fee due [line (I) or line (v) multiplied by line (vi)]:
                    $                               0.00

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if form is being filed within 60 days after the close of the issuer's fiscal year. Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission;'s Rules of Informal and Other Procedures (17CFR 202.3a).


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        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A

                                   SIGNATURES

This report has been signed below by the following person(s) on behalf of the issuer and in the capacities and on the dates indicated.




By:     (Signature and Title)*
        /S/ Margaret R. Harries
        Senior Vice President

Date:  6/18/97

* Please print the name and title of the signing officer below the signature.



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                           GIBSON, DUNN & CRUTCHER LLP
                             333 South Grand Avenue
                          Los Angeles, California 90071
                                 (213) 229-7000

                                  June 20, 1997




                                                                   C 64430-00001


New USA Mutual Funds, Inc.
c/o State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Ladies and Gentlemen:

         We are furnishing this opinion in connection with the Rule 24f-2 Notice (the "Rule 24f-2 Notice") of New USA Mutual Funds, Inc., a Maryland corporation (the "Company"), filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, relating to the sales of the Company's shares of common stock, par value $0.01 per share (the "Shares"), during the Company's fiscal year ended May 30, 1997 (the "Fiscal Year").

         We have acted as counsel for the Company since its organization. We are familiar with the action taken by its Directors to authorize the issuance of the Shares. We have examined the Company's records of director and shareholder action, its Articles of Incorporation and its By-Laws. We have examined a copy of the Company's Registration Statement on Form N-1A, as amended (the "Registration Statement"), and such other documents as we deem necessary for the purpose of this opinion.

         We assume that the Shares issued and sold during the Fiscal Year were issued and sold in the manner described in the Registration Statement. We are not admitted to practice in the State of Maryland; our opinion herein is based solely upon our examination of applicable statutes of the State of Maryland as reported in the unofficial compilations thereof available to us.


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New USA Mutual Funds, Inc.
June 20, 1997
Page 2


         Based upon and subject to the foregoing, we are of the opinion that the Shares issued and sold during the Fiscal Year were, upon their issuance in the manner described in the Registration Statement, validly issued, fully paid and nonassessable.

         We consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice.

                                            Very truly yours,

                                            /s/ GIBSON, DUNN & CRUTCHER LLP

                                            GIBSON, DUNN & CRUTCHER LLP

DES:HJH